Share-based payments - Schedule of Number and Weighted Average Exercise Price of Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
ASX securities
Number
Balance at beginning (in shares) | shares	18,715	18,715	12,077	12,077
Granted during the year (in shares) | shares	2,481	2,481	9,878	9,878
Exercised during the year (in shares) | shares	(2,248)	(2,248)	(619)	(619)
Lapsed/forfeited during the year (in shares) | shares	(1,558)	(1,558)	(2,621)	(2,621)
Balance at ending (in shares) | shares	17,390	17,390	18,715	18,715
Vested and exercisable (in shares) | shares	1,648	1,648	754	754
WAEP
Balance at beginning (in AUD/USD per share) | $ / shares	$ 8.58		$ 5.59
Granted during the year (in AUD/USD per share) | $ / shares	24.30		11.19
Exercised during the year (in AUD/USD per share) | $ / shares	4.48		3.34
Lapsed/forfeited during the year (in AUD/USD per share) | $ / shares	11.67		5.88
Balance at ending (in AUD/USD per share) | $ / shares	11.06		8.58
Vested and exercisable (in AUD/USD per share) | $ / shares	$ 5.30		$ 4.91
ADS-backed securities
Number
Balance at beginning (in shares) | shares	0	0	0	0
Granted during the year (in shares) | shares	4,704	4,704	0	0
Exercised during the year (in shares) | shares	(24)	(24)	0	0
Lapsed/forfeited during the year (in shares) | shares	(292)	(292)	0	0
Balance at ending (in shares) | shares	4,388	4,388	0	0
Vested and exercisable (in shares) | shares	0	0	0	0
WAEP
Balance at beginning (in AUD/USD per share) | $ / shares		$ 0		$ 0
Granted during the year (in AUD/USD per share) | $ / shares		16.10		0
Exercised during the year (in AUD/USD per share) | $ / shares		8.02		0
Lapsed/forfeited during the year (in AUD/USD per share) | $ / shares		19.84		0
Balance at ending (in AUD/USD per share) | $ / shares		15.90		0
Vested and exercisable (in AUD/USD per share) | $ / shares		$ 0		$ 0